Trade and other payables	12 Months Ended
Jun. 30, 2026
Trade And Other Payables
Trade and other payables

16.	Trade and other payables

	2026	2026	2025
	US$	S$	S$

Trade payables
- third parties	1,588,441	2,055,601	2,056,665
Accruals	565,914	732,348	1,439,072
GST payables	163,531	211,626	279,638
Advance payment	1,285	1,663	-
Other payables
- third parties	427,322	552,998	2,799,410
	2,746,493	3,554,236	6,574,785

Trade payables are non-interest bearing and are normally settled on 30 to 90 days terms (June 30, 2025: 30 to 90 days).

Other payables are non-trade related, unsecured, non-interest bearing, repayable on demand and are to be settled in cash.

Trade and other payables are denominated in Singapore Dollar.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025